                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM 10-D

                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15 (d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

    For the monthly distribution period from April 1, 2008 to April 30, 2008

             Commission File Number of issuing entity: 333-143316-04

                       Ford Credit Auto Owner Trust 2008-B
           (Exact name of issuing entity as specified in its charter)

                 Commission File Number of depositor: 333-143316

                      Ford Credit Auto Receivables Two LLC
              (Exact name of depositor as specified in its charter)

                            Ford Motor Credit Company LLC
               (Exact name of sponsor as specified in its charter)

                                    Delaware
                 (State or other jurisdiction of incorporation
                     or organization of the issuing entity)

                                   22-6995253
                      (I.R.S. Employer Identification No.)

  C/O U.S. Bank Trust National Association
  300 Delaware Avenue, 9th Floor, Wilmington, Delaware                     19801
(Address of principal executive offices                               (Zip Code)
         of the issuing entity)

                                 (302) 576-3700
                     (Telephone number, including area code)

                  Registered/reporting pursuant to (check one)

                                                                  Name of exchange
Title of class   Section 12(b)   Section 12(g)   Section 15(d)   (If Section 12(b))
--------------   -------------   -------------   -------------   ------------------
Class A-2 notes                                        x
Class A-3a notes                                       x
Class A-3b notes                                       x
Class A-4a notes                                       x
Class A-4b notes                                       x

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
Yes   X   No
    -----    -----

PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

     Distribution and performance information of the asset pool of the issuing entity is set forth in the attached Monthly Investor Report.

PART II OTHER INFORMATION

Item 9. Exhibits.

                                    EXHIBITS

Designation   Description
-----------   -----------
Exhibit 99    Ford Credit Auto Owner Trust 2008-B Monthly Investor Report

                                   SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                                        FORD CREDIT AUTO OWNER TRUST 2008-B
                                        (Issuing entity)

                                        By: Ford Motor Credit Company LLC
                                            (Servicer)

Date: May 21, 2008
                                        /s/ Susan J. Thomas
                                        ----------------------------------------
                                        Susan J. Thomas
                                        Secretary

                                  EXHIBIT INDEX

Designation   Description
-----------   -----------
Exhibit 99    Ford Credit Auto Owner Trust 2008-B Monthly Investor Report

                                                                    Exhibit 99.1

Ford Credit Auto Owner Trust 2008-B
Monthly Investor Report

Collection Period                                                                                                      April, 2008
Payment Date                                                                                                             5/15/2008
Transaction Month                                                                                                                1

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at
http://www.fordcredit.com/institutionalinvestments/index.jhtml.


I. ORIGINAL DEAL PARAMETERS

                                                                                                            Weighted Avg Remaining
                                                             Dollar Amount          # of Receivables                Term at Cutoff
Initial Pool Balance                                     $1,739,998,149.52                    94,331                   52.1 months
Original Securities:                                         Dollar Amount        Note Interest Rate          Legal Final Maturity
 Class A-1 Notes                                           $390,000,000.00                  2.76579%                  May 15, 2009
 Class A-2 Notes                                           $497,900,000.00   one-month LIBOR + 1.20%             December 15, 2010
 Class A-3a Notes                                          $359,200,000.00                    4.280%                  May 15, 2012
 Class A-3b Notes                                           $80,000,000.00   one-month LIBOR + 1.62%                  May 15, 2012
 Class A-4a Notes                                          $120,700,000.00                    4.950%                March 15, 2013
 Class A-4b Notes                                           $50,000,000.00   one-month LIBOR + 2.00%                March 15, 2013
 Class B Notes                                              $47,300,000.00                    5.880%                 July 15, 2013
 Class C Notes                                              $31,500,000.00                    6.650%             December 15, 2013
 Class D Notes                                              $31,500,000.00                    8.100%              October 15, 2014
                                                            --------------
    Total                                                $1,608,100,000.00

II. AVAILABLE FUNDS
Interest:
 Interest Collections                                                                                                $6,915,095.69

Principal:
 Principal Collections                                                                                              $38,718,150.86
 Prepayments in Full                                                                                                $19,616,367.17
 Liquidation Proceeds                                                                                                    $9,600.00
 Recoveries                                                                                                                  $0.00
                                                                                                                             -----
   Sub Total                                                                                                        $58,344,118.03
                                                                                                                    --------------
Collections                                                                                                         $65,259,213.72

Purchase Amounts:
 Purchase Amounts Related to Principal                                                                                 $894,978.22
 Purchase Amounts Related to Interest                                                                                    $3,900.03
                                                                                                                         ---------
   Sub Total                                                                                                           $898,878.25

Clean-up Call                                                                                                                $0.00

Reserve Account Draw Amount                                                                                                  $0.00
Net Swap Receipt - Tranche A-2                                                                                         $137,977.08
Net Swap Receipt - Tranche A-3b                                                                                         $10,925.00
Net Swap Receipt - Tranche A-4b                                                                                              $0.00

Available Funds                                                                                                     $66,306,994.05

Ford Credit Auto Owner Trust 2008-B
Monthly Investor Report

Collection Period                                                                                                April, 2008
Payment Date                                                                                                       5/15/2008
Transaction Month                                                                                                          1

III. DISTRIBUTIONS                                                                               Carryover         Remaining
Available Funds
                                                Calculated Amount      Amount Paid   Shortfall   Shortfall   Available Funds
Owner Trustee Fees and Expenses                             $0.00            $0.00       $0.00       $0.00    $66,306,994.05
Indenture Trustee Fees and                                  $0.00            $0.00       $0.00       $0.00    $66,306,994.05
Servicing Fee                                       $1,449,998.46    $1,449,998.46       $0.00       $0.00    $64,856,995.59
Net Swap Payment - Tranche A-2                              $0.00            $0.00       $0.00       $0.00    $64,856,995.59
Net Swap Payment - Tranche A-3b                             $0.00            $0.00       $0.00       $0.00    $64,856,995.59
Net Swap Payment - Tranche A-4b                         $3,394.09        $3,394.09       $0.00       $0.00    $64,853,601.50
Swap Termination Payment                                    $0.00            $0.00       $0.00       $0.00    $64,853,601.50
Interest - Class A-1 Notes                            $689,142.68      $689,142.68       $0.00       $0.00    $64,164,458.82
Interest - Class A-2b Notes                         $1,295,871.19    $1,295,871.19       $0.00       $0.00    $62,868,587.63
Interest - Class A-3a Notes                           $982,212.44      $982,212.44       $0.00       $0.00    $61,886,375.19
Interest - Class A-3b Notes                           $229,680.56      $229,680.56       $0.00       $0.00    $61,656,694.63
Interest - Class A-4a Notes                           $381,713.75      $381,713.75       $0.00       $0.00    $61,274,980.88
Interest - Class A-4b Notes                           $155,689.24      $155,689.24       $0.00       $0.00    $61,119,291.64
First Priority Principal Payment                            $0.00            $0.00       $0.00       $0.00    $61,119,291.64
Interest - Class B Notes                              $177,690.33      $177,690.33       $0.00       $0.00    $60,941,601.31
Second Priority Principal Payment                  $21,818,261.28   $21,818,261.28       $0.00       $0.00    $39,123,340.03
Interest - Class C Notes                              $133,831.25      $133,831.25       $0.00       $0.00    $38,989,508.78
Third Priority Principal Payment                   $31,500,000.00   $31,500,000.00       $0.00       $0.00     $7,489,508.78
Interest - Class D Notes                              $163,012.50      $163,012.50       $0.00       $0.00     $7,326,496.28
Reserve Account Deposit                                     $0.00            $0.00       $0.00       $0.00     $7,326,496.28
Regular Principal Payment                         $336,681,738.72    $7,326,496.28       $0.00       $0.00             $0.00
Subordinated Swap Termination                               $0.00            $0.00       $0.00       $0.00             $0.00
Additional Trustee Fees and                                 $0.00            $0.00       $0.00       $0.00             $0.00
Residual Released to Depositor                              $0.00            $0.00       $0.00       $0.00             $0.00
                                                                             -----
Total                                                               $66,306,994.05

                                                            Principal Payment:
                                                                   First Priority Principal Payment                    $0.00
                                                                   Second Priority Principal Payment          $21,818,261.28
                                                                   Third Priority Principal Payment           $31,500,000.00
                                                                   Regular Principal Payment                   $7,326,496.28
                                                                                                               -------------
                                                                   Total                                      $60,644,757.56

IV. NOTEHOLDER PAYMENTS

                          Noteholder Principal Payments    Noteholder Interest Payments            Total Payment
                                 Actual   Per $1,000 of          Actual    Per $1,000 of           Actual      Per $1,000 of
                                               Original                         Original                    Original Balance
                                                Balance                          Balance
Class A-1 Notes          $60,644,757.56         $155.50     $689,142.68            $1.77   $61,333,900.24            $157.27
Class A-2 Notes                   $0.00           $0.00   $1,295,871.19            $2.60    $1,295,871.19              $2.60
Class A-3a Notes                  $0.00           $0.00     $982,212.44            $2.73      $982,212.44              $2.73
Class A-3b Notes                  $0.00           $0.00     $229,680.56            $2.87      $229,680.56              $2.87
Class A-4a Notes                  $0.00           $0.00     $381,713.75            $3.16      $381,713.75              $3.16
Class A-4b Notes                  $0.00           $0.00     $155,689.24            $3.11      $155,689.24              $3.11
Class B Notes                     $0.00           $0.00     $177,690.33            $3.76      $177,690.33              $3.76
Class C Notes                     $0.00           $0.00     $133,831.25            $4.25      $133,831.25              $4.25
Class D Notes                     $0.00           $0.00     $163,012.50            $5.18      $163,012.50              $5.18
                                  -----                     -----------                       -----------
Total                    $60,644,757.56                   $4,208,843.94                    $64,853,601.50

Ford Credit Auto Owner Trust 2008-B
Monthly Investor Report

Collection Period                                                                                                       April, 2008
Payment Date                                                                                                              5/15/2008
Transaction Month                                                                                                                 1

V. NOTE BALANCE AND POOL INFORMATION

                                                        Beginning of Period                           End of Period
                                                            Balance           Note Factor              Balance          Note Factor
Class A-1 Notes                                     $390,000,000.00             1.0000000     $329,355,242.44             0.8445006
Class A-2 Notes                                     $497,900,000.00             1.0000000     $497,900,000.00             1.0000000
Class A-3a Notes                                    $359,200,000.00             1.0000000     $359,200,000.00             1.0000000
Class A-3b Notes                                     $80,000,000.00             1.0000000      $80,000,000.00             1.0000000
Class A-4a Notes                                    $120,700,000.00             1.0000000     $120,700,000.00             1.0000000
Class A-4b Notes                                     $50,000,000.00             1.0000000      $50,000,000.00             1.0000000
Class B Notes                                        $47,300,000.00             1.0000000      $47,300,000.00             1.0000000
Class C Notes                                        $31,500,000.00             1.0000000      $31,500,000.00             1.0000000
Class D Notes                                        $31,500,000.00             1.0000000      $31,500,000.00             1.0000000
                                                     --------------             ---------      --------------             ---------
Total                                             $1,608,100,000.00             1.0000000   $1,547,455,242.44             0.9622879

Pool Information
 Weighted Average APR                                                              4.844%                                    4.830%
 Weighted Average Remaining Term                                                    52.10                                     51.42
 Number of Receivables Outstanding                                                 94,331                                    92,570
 Pool Balance                                                           $1,739,998,149.52                         $1,680,758,045.65
 Adjusted Pool Balance (Pool Balance - YSOC Amount)                     $1,576,610,572.96                         $1,523,281,738.72
 Pool Factor                                                                   1.0000000                                  0.9659539

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve  Balance                                                                                            $8,699,990.75
Targeted Credit Enhancement Amount                                                                                   $16,807,580.46
Yield Supplement Overcollateralization Amount                                                                       $157,476,306.93
Targeted Overcollateralization Amount                                                                               $165,583,896.64
Actual Overcollateralization Amount (EOP Pool Balance - EOP  Note Balance)                                          $133,302,803.21


VII. RECONCILIATION OF RESERVE ACCOUNT
Beginning Reserve Account Balance                                                                                     $8,699,990.75
Reserve Account Deposits Made                                                                                                  0.00
Reserve Account Draw Amount                                                                                                    0.00
                                                                                                                               ----
Ending Reserve Account Balance                                                                                        $8,699,990.75
Change in Reserve Account Balance                                                                                             $0.00

Specified Reserve  Balance                                                                                            $8,699,990.75

Ford Credit Auto Owner Trust 2008-B
Monthly Investor Report

Collection Period                                                                                            April, 2008
Payment Date                                                                                                   5/15/2008
Transaction Month                                                                                                      1

VIII. NET LOSSES AND DELINQUENT RECEIVABLES
                                                                                     # of Receivables             Amount
Realized Loss                                                                                     128          $1,007.62
(Recoveries)                                                                                        0              $0.00
                                                                                                                   -----
Net Losses for Current Collection Period                                                                       $1,007.62
Cumulative Net Losses Last Collection                                                                              $0.00
                                                                                                                   -----
Cumulative Net Losses for all Collection Periods                                                               $1,007.62

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)                 0.00%

Delinquent Receivables:

                                                                % OF EOP Pool       # of Receivables              Amount
31-60 Days Delinquent                                                   0.61%                    504      $10,299,665.72
61-90 Days Delinquent                                                   0.00%                      1          $22,718.23
91-120 Days Delinquent                                                  0.00%                      0               $0.00
Over 120 Days Delinquent                                                0.00%                      0               $0.00
                                                                        -----                      -               -----

Total Delinquent Receivables                                            0.61%                    505      $10,322,383.95

Repossesion Inventory:

Repossesed in the Current Collection Period                                                       19         $532,406.60
Total Repossesed Inventory                                                                        18         $532,406.60

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period                                                                               0.0000%
Preceding Collection Period                                                                                      0.0000%
Current Collection Period                                                                                        0.0007%
Three Month Average                                                                                              0.0000%

Number of  61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period                                                                               0.0000%
Preceding Collection Period                                                                                      0.0000%
Current Collection Period                                                                                        0.0011%
Three Month Average                                                                                              0.0000%